Shareholders' Equity (Deficit) (Details) - Schedule of option plan granted to employees - $ / shares	1 Months Ended	12 Months Ended
	Jul. 18, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Option Plan Granted To Employees Abstract
Outstanding at beginning of year		23,531	31,002	36,420
Outstanding at beginning of year		$ 17.625	$ 18.9	$ 17.46
Exercised			(213)	(1,763)
Exercised			$ 0.0009	$ 0.0009
Granted		2,525,000
Granted		$ 2.5
Forfeited and cancelled		(10,146)	(7,258)	(3,655)
Forfeited and cancelled		$ 21.75	$ 20.825	$ 18.84
Outstanding at end of year		2,538,385	23,531	31,002
Outstanding at end of year		$ 2.66	$ 17.625	$ 18.9
Exercisable options	9,245,239	12,708	18,037	14,479
Exercisable options		$ 14.14	$ 16.43	$ 16.805